Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the EyePoint Pharmaceuticals, Inc. 2023 Long-Term Incentive Plan
Amount Registered | shares	2,900,000
Proposed Maximum Offering Price per Unit	9.76
Maximum Aggregate Offering Price	$ 28,304,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,333.34
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	106,600
Proposed Maximum Offering Price per Unit	8.2
Maximum Aggregate Offering Price	$ 874,120
Fee Rate	0.01531%
Amount of Registration Fee	$ 133.83
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	43,000
Proposed Maximum Offering Price per Unit	9.1
Maximum Aggregate Offering Price	$ 391,300
Fee Rate	0.01531%
Amount of Registration Fee	$ 59.91
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	69,000
Proposed Maximum Offering Price per Unit	9.88
Maximum Aggregate Offering Price	$ 681,720
Fee Rate	0.01531%
Amount of Registration Fee	$ 104.37
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	23,600
Proposed Maximum Offering Price per Unit	9.17
Maximum Aggregate Offering Price	$ 216,412
Fee Rate	0.01531%
Amount of Registration Fee	$ 33.13
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	54,600
Proposed Maximum Offering Price per Unit	7.46
Maximum Aggregate Offering Price	$ 407,316
Fee Rate	0.01531%
Amount of Registration Fee	$ 62.36
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	30,300
Proposed Maximum Offering Price per Unit	7.69
Maximum Aggregate Offering Price	$ 233,007
Fee Rate	0.01531%
Amount of Registration Fee	$ 35.67
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	21,000
Proposed Maximum Offering Price per Unit	6.5
Maximum Aggregate Offering Price	$ 136,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 20.9
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	34,500
Proposed Maximum Offering Price per Unit	6.52
Maximum Aggregate Offering Price	$ 224,940
Fee Rate	0.01531%
Amount of Registration Fee	$ 34.44
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	65,000
Proposed Maximum Offering Price per Unit	5.67
Maximum Aggregate Offering Price	$ 368,550
Fee Rate	0.01531%
Amount of Registration Fee	$ 56.43
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	136,700
Proposed Maximum Offering Price per Unit	5.72
Maximum Aggregate Offering Price	$ 781,924
Fee Rate	0.01531%
Amount of Registration Fee	$ 119.71
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	12,500
Proposed Maximum Offering Price per Unit	9.03
Maximum Aggregate Offering Price	$ 112,875
Fee Rate	0.01531%
Amount of Registration Fee	$ 17.28
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.

Offering: 13
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable under the Nonqualified Stock Option Award (Inducement Grant)
Amount Registered | shares	63,900
Proposed Maximum Offering Price per Unit	9.84
Maximum Aggregate Offering Price	$ 628,776
Fee Rate	0.01531%
Amount of Registration Fee	$ 96.27
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 2,900,000 shares of Common Stock of Registrant available for issuance under the Registrant’s 2023 Long-Term Incentive Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Global Market on August 4, 2025, which date is a date within five business days of the filing of this registration statement.

(4)
Represents shares of Common Stock issuable upon the exercise of the nonqualified stock option awards granted to employees of the Registrant between July 16, 2024 and July 15, 2025 as an inducement material to each such employee’s acceptance of employment with the Registrant (the “Inducement Awards”).

(5)
Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the Inducement Awards may be exercised.